Nature of Business and Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) class	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Assets allocated to GP 3, GP 6 and GP 15	$ 0
Assets allocated to GP 3, GP 5, GP 6 and GP 15		$ 0
Classes of interests
Number of classes of limited partner interests | class	7
Income taxes
Income taxes	$ 0	0	$ 0
Statement of cash flows
Debt carried by partners	0	$ 0	$ 0
Deutsche Bank AG
Swap contracts
Notional value	20,000,000
Cash margin balance	$ 4,000,000
Term of total return swap	5 years